Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000174122
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Institutional Class
Trading Symbol	RWCEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Institutional Class Shares	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 213,079,539
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 997,055
InvestmentCompanyPortfolioTurnover	52.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	9.2%
Greece	1.8%
Zambia	2.1%
Chile	2.5%
Vietnam	2.6%
Turkey	3.1%
Mexico	3.1%
India	6.8%
South Africa	6.9%
Taiwan	9.8%
South Korea	11.9%
Brazil	13.7%
China	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Samsung Electronics	4.2%
Taiwan Semiconductor Manufacturing	4.2%
Tencent Holdings	3.5%
Alibaba Group Holding	3.4%
Kia	3.4%
Petroleo Brasileiro - Petrobras ADR	3.3%
BYD, Cl H	3.1%
Vale ADR, Cl B	3.1%
Contemporary Amperex Technology, Cl A	2.9%
Sociedad Quimica y Minera de Chile ADR	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 19, 2026 the advisory fee was reduced from 0.90% to 0.75%.
Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000174121
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Class I
Trading Symbol	RWCIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Class I Shares	$69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
AssetsNet	$ 213,079,539
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 997,055
InvestmentCompanyPortfolioTurnover	52.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	9.2%
Greece	1.8%
Zambia	2.1%
Chile	2.5%
Vietnam	2.6%
Turkey	3.1%
Mexico	3.1%
India	6.8%
South Africa	6.9%
Taiwan	9.8%
South Korea	11.9%
Brazil	13.7%
China	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Samsung Electronics	4.2%
Taiwan Semiconductor Manufacturing	4.2%
Tencent Holdings	3.5%
Alibaba Group Holding	3.4%
Kia	3.4%
Petroleo Brasileiro - Petrobras ADR	3.3%
BYD, Cl H	3.1%
Vale ADR, Cl B	3.1%
Contemporary Amperex Technology, Cl A	2.9%
Sociedad Quimica y Minera de Chile ADR	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 19, 2026 the advisory fee was reduced from 0.90% to 0.75%.
Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000253898
Shareholder Report [Line Items]
Fund Name	Redwheel Next Generation Power Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ECOIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Redwheel Next Generation Power Infrastructure Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Redwheel Next Generation Power Infrastructure Fund, Institutional Class Shares	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 235,104,770
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 832,929
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	3.0%
Belgium	2.0%
Japan	2.5%
France	3.0%
Singapore	3.3%
China	3.7%
India	4.2%
Switzerland	4.8%
Italy	8.2%
United Kingdom	8.3%
Spain	9.9%
Canada	10.2%
United States	33.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
EDP Renovaveis SA	6.2%
Clearway Energy Inc, Cl C	5.3%
NextEra Energy Inc	5.2%
BKW AG	4.8%
Dominion Energy Inc	4.7%
ReNew Energy Global PLC, Cl A	4.2%
ERG SPA	4.1%
Enel SPA	4.1%
Exelon Corp	4.0%
Algonquin Power & Utilities	3.8%

Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000253897
Shareholder Report [Line Items]
Fund Name	Redwheel Next Generation Power Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	ECOAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Redwheel Next Generation Power Infrastructure Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Redwheel Next Generation Power Infrastructure Fund, Class A Shares	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 235,104,770
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 832,929
InvestmentCompanyPortfolioTurnover	21.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	3.0%
Belgium	2.0%
Japan	2.5%
France	3.0%
Singapore	3.3%
China	3.7%
India	4.2%
Switzerland	4.8%
Italy	8.2%
United Kingdom	8.3%
Spain	9.9%
Canada	10.2%
United States	33.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
EDP Renovaveis SA	6.2%
Clearway Energy Inc, Cl C	5.3%
NextEra Energy Inc	5.2%
BKW AG	4.8%
Dominion Energy Inc	4.7%
ReNew Energy Global PLC, Cl A	4.2%
ERG SPA	4.1%
Enel SPA	4.1%
Exelon Corp	4.0%
Algonquin Power & Utilities	3.8%

Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/